Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants

19.	Warrants

The functional currency of the Company is the Euro and as the exercise price of the Company’s share purchase warrants is fixed in US Dollars, these warrants are considered a liability as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through profit or loss.

As of December 31, 2021 there were 8,869,633 (2020: 9,929,139) warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Fusion Fuel Green plc at an exercise price of $11.50 per share. Until warrant holders acquire the Group’s ordinary shares upon exercise of such warrants, they have no rights with respect to the Group’s ordinary shares. The warrants expire on December 10, 2025, or earlier upon redemption or liquidation in accordance with their terms.

On December 10, 2021 all non-tradeable warrants converted to tradable warrants having reached the first anniversary of their issuance. None of the non-tradeable warrants were exercised during the year ended December 31, 2021. The fair value of the tradeable warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW.

Total no. of warrants
In issue at December 31, 2020	9,929,139
Exercise of warrants during the period	(1,059,506)
In issue at December 31, 2021	8,869,633

The fair value of the traded warrants as at December 31, 2021 and December 31, 2020 was $1.95 and $6.65 respectively. See reconciliation of fair values below

.

€’000
Balance – January 1, 2021	52,932
Fair value movement on warrants exercised*	3,211
Warrants exercised – foreign exchange differences**	67
Fair value movement on warrants unexercised (including exchange differences)*	(31,565)
Derecognition of warrant liability on exercise***	(9,374)
Balance – December 31, 2021	15,271

*	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants (€28,354)

**	recognised in profit or loss - Other finance income

***	recognised in equity – Share premium